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CHRISTOPHER A. MARTIN
COUNSEL
PHONE:  (314) 444-0499
Fax:    (314) 444-0510
                                       VIA EDGAR
                                       ---------

                                    April 3, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                              Re: General American Life Insurance Company Separate Account Twenty-Eight
                                    File Nos. 33-54772 and 811-7248

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), General American Life Insurance Company Separate Account Twenty-Eight (the "Registrant") hereby certifies that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant's Registration Statement, and (ii) the text of Post-Effective Amendment No. 9 was filed electronically via EDGAR.

If you have any questions regarding this filing, please call me at
(314) 444-0499.

                                    Sincerely,

                                    /s/ Christopher A. Martin

                                    Christopher A. Martin


cc:   Stephen E. Roth, Sutherland, Asbill & Brennan, L.L.P.